UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from
June 21, 2011 to July 20, 2011
Commission File Number of issuing entity: 333-160515-03
Volkswagen Auto Lease Trust 2010-A

(Exact name of issuing entity as specified in its charter)
Commission File Number of depositor: 333-160515
Volkswagen Auto Lease/Loan Underwritten Funding, LLC

(Exact name of depositor as specified in its charter)

Delaware Delaware	27-6863323 11-365048-3

State or other jurisdiction of incorporation or organization of the issuing entity	(I.R.S. Employer Identification Nos. for issuing entity and depositor, respectively)

2200 Ferdinand Porsche Drive, Herndon, Virginia	20171

(Address of principal executive offices of the issuing entity)	(Zip Code)
(703) 364-7000
  (Telephone number, including area code)
N/A

(Former name, former address, if changed since last report)

	Registered/reporting pursuant to (check one)			Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Auto Lease Asset	☐	☐	☑	___________
Backed Notes,
Series 2010-A,
Class A-1 Notes,
Class A-2 Notes,
Class A-3 Notes and
Class A-4 Notes
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☑ No ☐

PART I—DISTRIBUTION INFORMATION
     Item 1. Distribution and Pool Performance Information.
          Response to Item 1 is set forth in Exhibit 99.1.
PART II—OTHER INFORMATION
     Item 2. Legal Proceedings.
          Not applicable
     Item 3. Sales of Securities and Use of Proceeds.
          Not applicable
     Item 4. Defaults Upon Senior Securities.
          Not applicable
     Item 5. Submission of Matters to a Vote of Security Holders.
          Not applicable
     Item 6. Significant Obligors of Pool Assets.
          Not applicable
     Item 7. Significant Enhancement Provider Information.
          Not applicable
     Item 8. Other Information.
          Not applicable
     Item 9. Exhibits.
          Exhibit 99.1 Monthly Distribution Report

Signature
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

July 20, 2011	VOLKSWAGEN AUTO LEASE TRUST 2010-A By VW Credit, Inc. as Servicer

	By:	/s/ Roland Mai
		Name:	Roland Mai
		Title:	General Manager Financial Reporting